GOODWILL AND INTANGIBLE ASSETS, NET - Changes in Carrying Amount of Goodwill (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)
Changes in the carrying amount of goodwill
Balance at the beginning of the period	₽ 52,662	$ 667.9	₽ 9,328
Goodwill acquired	295	3.7	43,440
Disposal due to Yandex.Market deconsolidation			(106)
Goodwill impairment	(762)	(9.7)
Foreign currency translation adjustment	10	0.2
Balance at the end of the period	52,205	$ 662.1	52,662
Russian Search And Portal
Changes in the carrying amount of goodwill
Balance at the beginning of the period	2,248		1,607
Goodwill acquired	295		641
Foreign currency translation adjustment	4
Balance at the end of the period	2,547		2,248
Russian E-commerce
Changes in the carrying amount of goodwill
Balance at the beginning of the period			106
Disposal due to Yandex.Market deconsolidation			(106)
Classifieds
Changes in the carrying amount of goodwill
Balance at the beginning of the period	5,188		5,188
Foreign currency translation adjustment	6
Balance at the end of the period	5,194		5,188
Taxi
Changes in the carrying amount of goodwill
Balance at the beginning of the period	43,662		863
Goodwill acquired			42,799
Goodwill impairment	(762)
Balance at the end of the period	42,900		43,662
Media Services
Changes in the carrying amount of goodwill
Balance at the beginning of the period	1,564		1,564
Balance at the end of the period	₽ 1,564		₽ 1,564